Cover	Jul. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 09, 2025
Entity File Number	001-40013
Entity Registrant Name	RMG ACQUISITION CORP. III
Entity Central Index Key	0001838108
Entity Tax Identification Number	98-1574120
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	57 Ocean, Suite 403
Entity Address, Address Line Two	5775 Collins Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	786
Local Phone Number	359-4103
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false